                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07683

Morgan Stanley Special Value Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: July 31, 2004

Date of reporting period: January 31, 2004

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Special Value Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT

For the six-month period ended January 31, 2004

TOTAL RETURN FOR THE SIX MONTHS ENDED JANUARY 31, 2004

                                                                             LIPPER
                                                                             SMALL-
                                                  RUSSELL                       CAP
                                                     2000      RUSSELL        VALUE
                                                    VALUE         2000        FUNDS
 CLASS A     CLASS B     CLASS C     CLASS D     INDEX(1)     INDEX(2)     INDEX(3)
  19.60%      19.14%      19.07%      19.72%      23.53%       22.67%       24.90%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

MARKET CONDITIONS

The U.S. equity market continued its recovery from the early part of 2003 through the six-month period ended January 31, 2004. The market gained in every month except September as key economic indicators boosted investor confidence. Strong gross domestic product growth data for the U.S. economy in both the third and fourth quarters of 2003, a rebound in corporate earnings and an inflow of assets from pensions and mutual fund investors combined to drive equities higher.

While the broad indicators remained positive, the market's rapid rise caused some concern among investors that valuations might have reached overbought levels. These concerns, joined by reemerging fears of terrorism, languid corporate hiring and the potential for an interest-rate increase, caused a slight deceleration in the rally in the latter half of January.

From a capitalization perspective, small-, mid- and large-cap companies all posted sharp gains, but smaller-cap companies outpaced their larger counterparts. As investors gained confidence, their appetite for risk increased. This preference resulted in higher-beta, more-aggressive stocks -- namely technology, energy and health care (especially biotechnology) stocks leading the rally. The more-conservative sectors such as consumer discretionary, utilities and financial services stocks lagged, though all sectors enjoyed positive gains. Style performance was mixed for the period, with growth stocks leading for the first three months, only to fall behind value in the second half.

PERFORMANCE ANALYSIS

Despite a strong absolute return, Morgan Stanley Special Value Fund underperformed the Russell 2000 Value Index and the Russell 2000 Index, as well as the Lipper Small-Cap Value Funds Index. Within the technology and health-care sectors the Fund focused on higher-quality, lower-beta companies with predictable revenue streams. Unfortunately, it was the more speculative companies that posted the strongest gains in these sectors. The Fund was also hurt by its stock selection in the materials and processing sectors. Two chemical companies in the portfolio, Olin and Cytec, suffered as raw materials costs increased and industrial demand growth proved weaker than expected. Additionally, the Fund's position in the information technology consulting company BearingPoint hampered returns after it posted disappointing quarterly reports that caused us to eliminate this position.

On a positive note, several of the Fund's allocations performed strongly. In particular, stock selection was favorable within the consumer discretionary and auto and transportation sectors. One of the Fund's top performing holdings was the restaurant chain operator AFC Enterprises, which rose sharply as concerns about prior earnings restatements abated and a new CFO was hired. The Fund's holdings of TBC Corporation, a tire wholesaler that is transitioning to retail sales, also helped performance. Their strategic acquisition of Sears, Roebuck's national tire and battery unit highlighted their ongoing shift to retail in a business model that typically enjoys higher margins and trades at a higher multiple than wholesalers. The Fund's overweighted stance in the energy sector relative to the Russell 2000 Value Index also benefited Fund performance as a result of sustained high-energy prices.

   TOP 10 HOLDINGS
   Stone Energy Corp.                                    3.5%
   Apria Healthcare Group, Inc.                          3.0
   AFC Enterprises, Inc.                                 2.3
   DRS Technologies, Inc.                                2.2
   School Specialty, Inc.                                2.1
   Reinsurance Group of America, Inc.                    2.1
   Intrawest Corp.                                       2.0
   Universal Compression Holdings, Inc.                  1.9
   Terex Corp.                                           1.9
   Sinclair Broadcast Group, Inc.                        1.7

   TOP FIVE INDUSTRIES
   Oil & Gas Production                                  8.3%
   Regional Banks                                        4.6
   Wholesale Distributors                                4.4
   Medical/Nursing Services                              4.2
   Real Estate Investment Trusts                         3.6

Subject to change daily. All percentages are as a percentage of net assets. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

1. THE FUND EMPLOYS A "BOTTOM UP" STOCK SELECTION PROCESS THAT FOCUSES ON THE VALUE OF INDIVIDUAL SECURITIES RATHER THAN ON INDUSTRY GROUPS. STOCK SELECTION IS BASED ON STRICT RESEARCH AND ANALYSIS, TAKING INTO ACCOUNT, AMONG OTHER VARIABLES, LOW STOCK PRICES IN RELATION TO EARNINGS AND CASH FLOW, AND LOW MARKET-TO-BOOK RATIOS AND PRICE-EARNINGS RATIOS. FACTORS SUCH AS THESE HELP THE MANAGER DETERMINE WHETHER A COMPANY'S CURRENT MARKET VALUATION IS MORE OR LESS THAN THE COMPANY'S PERCEIVED INTRINSIC OR UNDERLYING VALUE.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT http://www.sec.gov.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED JANUARY 31, 2004

                              CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (since 07/28/97)         (since 10/29/96)         (since 07/28/97)          (since 07/28/97)
   SYMBOL                           SVFAX                     SVFBX                    SVFCX                     SVFDX
   1 YEAR                           46.06%(4)                44.92%(4)                44.95%(4)                 46.35%(4)
                                     38.39(5)                 39.92(5)                 43.95(5)                   --
   5 YEARS                           13.53(4)                 12.67(4)                 12.70(4)                  13.78(4)
                                     12.32(5)                 12.42(5)                 12.70(5)                   --
   SINCE INCEPTION                   10.35(4)                 11.42(4)                  9.53(4)                  10.59(4)
                                      9.44(5)                 11.42(5)                  9.53(5)                   --

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

--------------------------------------------------------------------------------
Notes on Performance

(1) The Russell 2000 Value Index measures the performance of those companies in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2) The Russell 2000 Index is a capitalization-weighted index, which is comprised of 2000 of the smallest stocks included in the Russell 3000 Index. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3) The Lipper Small-Cap Value Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Small-Cap Value Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

(4) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(5) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

Morgan Stanley Special Value Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2004 (UNAUDITED)

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (95.8%)
              Aerospace & Defense
              (2.2%)
   731,700    DRS Technologies,
               Inc.*...................  $ 21,007,107
                                         ------------
              Agricultural Commodities/
              Milling (1.8%)
   250,900    Corn Products
               International, Inc. ....     8,824,153
   331,000    Delta & Pine Land Co. ...     8,596,070
                                         ------------
                                           17,420,223
                                         ------------
              Apparel/Footwear (2.2%)
   394,600    Maxwell Shoe Co., Inc.
               (Class A)*..............     6,937,068
   804,100    Russell Corp. ...........    14,160,201
                                         ------------
                                           21,097,269
                                         ------------
              Apparel/Footwear Retail
              (1.2%)
   350,300    Stage Stores, Inc.*......    11,412,774
                                         ------------
              Auto Parts: O.E.M. (1.3%)
 2,088,800    Tower Automotive,
               Inc.*...................    12,658,128
                                         ------------
              Biotechnology (1.1%)
   605,200    Diversa Corp.*...........     6,693,512
   261,200    Ligand Pharmaceuticals
               Inc. (Class B)*.........     3,790,012
                                         ------------
                                           10,483,524
                                         ------------
              Broadcasting (2.6%)
   482,400    Saga Communications, Inc.
               (Class A)*..............     8,779,680
 1,185,200    Sinclair Broadcast Group,
               Inc. (Class A)*.........    16,213,536
                                         ------------
                                           24,993,216
                                         ------------
              Chemicals: Specialty
              (2.2%)
   311,200    Cytec Industries,
               Inc.*...................    10,863,992
   309,400    OM Group, Inc.*..........     9,947,210
                                         ------------
                                           20,811,202
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Commercial Printing/
              Forms (2.2%)
   181,200    Banta Corp. .............  $  8,335,200
   641,900    Moore Wallace Inc.
               (Canada)*...............    12,478,536
                                         ------------
                                           20,813,736
                                         ------------
              Computer Peripherals
              (1.9%)
   259,100    Imation Corp. ...........     9,496,015
   298,200    Storage Technology
               Corp.*..................     8,647,800
                                         ------------
                                           18,143,815
                                         ------------
              Containers/Packaging
              (0.9%)
   553,842    Rock-Tenn Co. (Class
               A)......................     8,468,244
                                         ------------
              Electric Utilities (1.6%)
   511,700    PNM Resources Inc. ......    15,402,170
                                         ------------
              Electronic Components
              (0.5%)
   239,700    EMS Technologies Inc.*...     5,179,917
                                         ------------
              Electronic Equipment/
              Instruments (0.6%)
   150,700    Varian, Inc.*............     6,028,000
                                         ------------
              Electronics/Appliance
              Stores (1.2%)
   567,200    Movie Gallery, Inc. .....    11,378,032
                                         ------------
              Electronics/Appliances
              (0.6%)
   760,100    Lo-Jack Corp.*...........     6,073,199
                                         ------------
              Financial Conglomerates
              (1.1%)
   441,100    Conseco Inc.*............    10,012,970
                                         ------------
              Food: Specialty/Candy
              (1.0%)
   200,900    Riviana Foods, Inc. .....     5,141,031
   531,600    Topps Co., Inc. (The)....     4,896,036
                                         ------------
                                           10,037,067
                                         ------------

                                                                               5
                       See Notes to Financial Statements

Morgan Stanley Special Value Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2004 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Gas Distributors (2.4%)
   477,200    AGL Resources, Inc. .....  $ 14,010,592
   268,900    UGI Corp. ...............     8,672,025
                                         ------------
                                           22,682,617
                                         ------------
              Home Furnishings (0.9%)
   268,600    Furniture Brands
               International, Inc. ....     8,224,532
                                         ------------
              Hotels/Resorts/
              Cruiselines (2.0%)
 1,052,600    Intrawest Corp. .........    18,662,598
                                         ------------
              Industrial Machinery
              (3.1%)
   398,800    CIRCOR International,
               Inc. ...................     9,471,500
   381,400    Flowserve Corp.*.........     7,341,950
   565,600    Watts Water Technologies,
               Inc. ...................    12,556,320
                                         ------------
                                           29,369,770
                                         ------------
              Information Technology
              Services (0.8%)
   142,000    Black Box Corp. .........     7,388,260
                                         ------------
              Insurance Brokers/
              Services (0.9%)
   453,350    CCC Information Services
               Group, Inc.*............     8,364,307
                                         ------------
              Life/Health Insurance
              (2.1%)
   498,900    Reinsurance Group of
               America, Inc. ..........    19,761,429
                                         ------------
              Medical/Nursing Services
              (4.2%)
   950,100    Apria Healthcare Group,
               Inc.*...................    28,930,545
   618,000    Hanger Orthopedic Group,
               Inc.*...................    11,587,500
                                         ------------
                                           40,518,045
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Miscellaneous Commercial
              Services (2.7%)
   408,900    Geo Group Inc. (The)*....  $  9,318,831
   209,800    MAXIMUS, Inc.*...........     8,077,300
   496,900    Navigant International,
               Inc.*...................     8,680,843
                                         ------------
                                           26,076,974
                                         ------------
              Miscellaneous
              Manufacturing (1.0%)
   133,200    Ametek, Inc. ............     6,859,800
   100,400    Smith (A.O.) Corp. ......     3,133,484
                                         ------------
                                            9,993,284
                                         ------------
              Oil & Gas Production
              (8.3%)
   189,700    Cabot Oil & Gas Corp. ...     5,785,850
 1,101,200    Denbury Resources
               Inc.*...................    15,681,088
   313,900    PetroKazakhstan Inc.
               (Class A) (Canada)*.....     7,081,584
   447,900    Remington Oil & Gas
               Corp.*..................     8,447,394
   286,000    St. Mary Land &
               Exploration Co. ........     8,208,200
   800,800    Stone Energy Corp.*......    33,729,696
                                         ------------
                                           78,933,812
                                         ------------
              Oilfield Services/
              Equipment (2.8%)
   836,000    Superior Energy Services,
               Inc.*...................     8,067,400
   603,200    Universal Compression
               Holdings, Inc.*.........    18,500,144
                                         ------------
                                           26,567,544
                                         ------------
              Other Consumer Services
              (0.8%)
   348,000    Ambassadors Group,
               Inc. ...................     7,899,600
                                         ------------
              Other Transportation
              (1.6%)
 1,082,400    Laidlaw International
               Inc.*...................    15,532,440
                                         ------------
              Packaged Software (2.2%)
   356,450    Hummingbird Ltd.
               (Canada)*...............     9,859,407
 1,104,788    MSC. Software Corp.*.....    11,235,694
                                         ------------
                                           21,095,101
                                         ------------

6
                       See Notes to Financial Statements

Morgan Stanley Special Value Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2004 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Pharmaceuticals: Other
              (0.5%)
 1,079,500    Savient Pharmaceuticals
               Inc.*...................  $  5,138,420
                                         ------------
              Precious Metals (0.8%)
   372,400    Apex Silver Mines
               Ltd.*...................     7,522,480
                                         ------------
              Property -- Casualty
              Insurers (1.9%)
   150,700    Direct General Corp. ....     5,129,828
   114,300    IPC Holdings Ltd. .......     4,710,303
   534,900    Penn Amer Group Inc. ....     7,959,312
                                         ------------
                                           17,799,443
                                         ------------
              Publishing: Newspapers
              (0.5%)
   248,200    Journal Communications
               Inc. (Class A)..........     4,770,404
                                         ------------
              Real Estate Development
              (1.7%)
   318,000    LNR Property Corp. ......    15,865,020
                                         ------------
              Real Estate Investment
              Trusts (3.6%)
   275,200    Capital Automotive
               REIT....................     9,711,808
   236,000    CarrAmerica Realty
               Corp. ..................     7,497,720
   279,000    Cousins Properties,
               Inc. ...................     8,565,300
   184,000    Parkway Properties,
               Inc. ...................     8,648,000
                                         ------------
                                           34,422,828
                                         ------------
              Regional Banks (4.6%)
   355,900    Community First
               Bankshares, Inc. .......     9,879,784
   210,377    Independent Bank Corp.-
               Michigan................     5,812,717
   319,672    Integra Bank Corp. ......     7,528,276
   520,600    Provident Bancorp
               Inc. ...................     5,820,308
   201,100    Provident Bankshares
               Corp. ..................     6,181,814
   300,000    R&G Financial Corp.
               (Class B) (Puerto
               Rico)...................     8,790,000
                                         ------------
                                           44,012,899
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Restaurants (2.3%)
   940,800    AFC Enterprises, Inc.*...  $ 22,296,960
                                         ------------
              Savings Banks (3.4%)
   173,500    BankAtlantic Bancorp,
               Inc. (Class A)..........     2,862,750
   534,346    First Niagara Financial
               Group, Inc. ............     7,870,917
   192,300    MAF Bancorp, Inc. .......     8,278,515
   203,604    MB Financial, Inc. ......     7,557,780
   144,880    PFF Bancorp, Inc. .......     5,498,196
                                         ------------
                                           32,068,158
                                         ------------
              Services to the Health
              Industry (1.2%)
   305,000    Icon PLC (Sponsored
               ADR)*...................    11,166,050
                                         ------------
              Specialty Insurance
              (3.0%)
   203,200    NYMAGIC, Inc. ...........     5,437,632
   324,000    Proassurance Corp.*......    10,546,200
   246,800    Triad Guaranty, Inc.*....    12,808,920
                                         ------------
                                           28,792,752
                                         ------------
              Specialty Stores (1.1%)
   313,300    Central Garden & Pet
               Co.*....................    10,611,471
                                         ------------
              Steel (1.1%)
   356,400    Reliance Steel & Aluminum
               Co. ....................    10,335,600
                                         ------------
              Textiles (0.9%)
   278,200    Albany International
               Corp. (Class A).........     8,971,950
                                         ------------
              Trucking (0.9%)
   392,000    Overnite Corp.*..........     8,784,720
                                         ------------
              Trucks/Construction/Farm
              Machinery (1.9%)
   621,600    Terex Corp.*.............    18,349,632
                                         ------------

                                                                               7
                       See Notes to Financial Statements

Morgan Stanley Special Value Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2004 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Wholesale Distributors
              (4.4%)
   146,800    Imagistics International
               Inc.*...................  $  5,860,256
   558,700    School Specialty,
               Inc.*...................    20,504,290
   574,700    TBC Corp.*...............    15,516,900
                                         ------------
                                           41,881,446
                                         ------------
              Total Common Stocks
              (Cost $690,575,316)......   915,281,139
                                         ------------
PRINCIPAL
AMOUNT IN
THOUSANDS
-----------
              Short-Term Investment (4.6%)
              Repurchase Agreement
 $  44,372    Joint repurchase
               agreement account 1.02%
               due 02/02/04 (dated
               01/30/04; proceeds
               $44,375,772) (a)
               (Cost $44,372,000)......  $ 44,372,000
                                         ------------

Total Investments
(Cost $734,947,316) (b).....   100.4%     959,653,139
Liabilities in Excess of
Other Assets................   (0.4)       (3,662,987)
                               -----     ------------
Net Assets..................   100.0%    $955,990,152
                               =====     ============

---------------------

    ADR  American Depository Receipt.
    *    Non-income producing security.
    (a) Collateralized by federal agency and U.S. Treasury obligations.
    (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
         The aggregate gross unrealized appreciation is $225,762,643 and the aggregate gross unrealized depreciation is $1,056,820, resulting in net unrealized appreciation of $224,705,823.

8
                       See Notes to Financial Statements

Morgan Stanley Special Value Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
January 31, 2004 (unaudited)

Assets:
Investments in securities, at value
  (cost $734,947,316)................  $959,653,139
Receivable for:
    Shares of beneficial interest
      sold...........................     2,831,037
    Investments sold.................     1,391,065
    Dividends........................       283,455
Prepaid expenses and other assets....        70,259
                                       ------------
    Total Assets.....................   964,228,955
                                       ------------
Liabilities:
Payable for:
    Investments purchased............     5,817,072
    Shares of beneficial interest
      redeemed.......................     1,190,770
    Investment management fee........       594,244
    Distribution fee.................       566,636
Accrued expenses and other
  payables...........................        70,081
                                       ------------
    Total Liabilities................     8,238,803
                                       ------------
    Net Assets.......................  $955,990,152
                                       ============
Composition of Net Assets:
Paid-in-capital......................  $759,445,500
Net unrealized appreciation..........   224,705,823
Accumulated net investment loss......    (2,596,212)
Accumulated net realized loss........   (25,564,959)
                                       ------------
    Net Assets.......................  $955,990,152
                                       ============
Class A Shares:
Net Assets...........................  $104,461,132
Shares Outstanding (unlimited
  authorized, $.01 par value)........     5,630,932
    Net Asset Value Per Share........        $18.55
                                       ============
    Maximum Offering Price Per Share,
      (net asset value plus 5.54% of
      net asset value)...............        $19.58
                                       ============
Class B Shares:
Net Assets...........................  $595,529,375
Shares Outstanding (unlimited
  authorized, $.01 par value)........    33,684,273
    Net Asset Value Per Share........        $17.68
                                       ============
Class C Shares:
Net Assets...........................   $47,024,317
Shares Outstanding (unlimited
  authorized, $.01 par value)........     2,660,726
    Net Asset Value Per Share........        $17.67
                                       ============
Class D Shares:
Net Assets...........................  $208,975,328
Shares Outstanding (unlimited
  authorized, $.01 par value)........    11,102,348
    Net Asset Value Per Share........        $18.82
                                       ============

Statement of Operations
For the six months ended January 31, 2004 (unaudited)

Net Investment Loss:
Income
Dividends (net of $14,433 foreign
  withholding tax)...................  $  4,102,224
Interest.............................       200,481
                                       ------------
    Total Income.....................     4,302,705
                                       ------------
Expenses
Investment management fee............     3,118,316
Distribution fee (Class A shares)....       107,520
Distribution fee (Class B shares)....     2,735,332
Distribution fee (Class C shares)....       211,203
Transfer agent fees and expenses.....       855,409
Registration fees....................        55,108
Shareholder reports and notices......        52,239
Professional fees....................        34,224
Custodian fees.......................        23,054
Trustees' fees and expenses..........         5,519
Other................................         8,907
                                       ------------
    Total Expenses...................     7,206,831
                                       ------------
    Net Investment Loss..............    (2,904,126)
                                       ------------
Net Realized and Unrealized Gain:
Net realized gain....................    26,242,179
Net change in unrealized
  appreciation.......................   126,595,497
                                       ------------
    Net Gain.........................   152,837,676
                                       ------------
Net Increase.........................  $149,933,550
                                       ============

                                                                               9
                       See Notes to Financial Statements

Morgan Stanley Special Value Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                FOR THE SIX      FOR THE YEAR
                                                                MONTHS ENDED         ENDED
                                                              JANUARY 31, 2004   JULY 31, 2003
                                                              ----------------   -------------
                                                                (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss.........................................    $ (2,904,126)    $ (4,686,998)
Net realized gain (loss)....................................      26,242,179      (39,293,715)
Net change in unrealized appreciation.......................     126,595,497      122,663,575
                                                                ------------     ------------
    Net Increase............................................     149,933,550       78,682,862
Net increase (decrease) from transactions in shares of
  beneficial interest.......................................      66,696,196     (127,334,627)
                                                                ------------     ------------
    Net Increase (Decrease).................................     216,629,746      (48,651,765)
Net Assets:
Beginning of period.........................................     739,360,406      788,012,171
                                                                ------------     ------------
End of Period
(Including an accumulated net investment loss of $2,596,212
and accumulated undistributed net investment income of
$307,914, respectively).....................................    $955,990,152     $739,360,406
                                                                ============     ============

10
                       See Notes to Financial Statements

Morgan Stanley Special Value Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2004 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Special Value Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in domestic equity securities of small capitalization companies. The Fund was organized as a Massachusetts business trust on June 21, 1996 and commenced operations on October 29, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as

Morgan Stanley Special Value Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2004 (UNAUDITED) continued

of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Manager using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley Special Value Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2004 (UNAUDITED) continued

2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.75% to the portion of daily net assets not exceeding $500 million; 0.725% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; and 0.70% to the portion of daily net assets exceeding $1 billion.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $15,981,704 at January 31, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended January 31, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $79 , $476,138 and $2,175, respectively and received $121,317 in

Morgan Stanley Special Value Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2004 (UNAUDITED) continued

front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2004 aggregated $257,072,111 and $192,972,031, respectively. Included in the aforementioned are purchases and sales of $3,366,874 and $26,226,533, respectively, with other Morgan Stanley funds, including a net realized gain of $5,392,120.

For the six months ended January 31, 2004, the Fund incurred brokerage commissions of $42,770 with Morgan Stanley, & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At January 31, 2004, the Fund had transfer agent fees and expenses payable of approximately $5,300.

An affiliate company is a company in which the Fund has ownership of at least 5% of the voting securities. Transactions with such companies during the six months ended January 31, 2004 were as follows:

       ISSUER          PURCHASES     SALES      INCOME     VALUE
---------------------  ---------   ----------   ------   ----------
Lo-Jack Corp.             --       $3,325,343    --      $6,073,199

5. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of July 31, 2003, the Fund had a net capital loss carryforward of $16,203,741 of which $49,581 will expire on July 31, 2010 and $16,154,160 will expire on July 31, 2011 to offset future capital gains to the extent provided by regulations.

Morgan Stanley Special Value Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2004 (UNAUDITED) continued

As of July 31, 2003, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), capital loss deferrals on wash sales and tax adjustments on real estate investment trusts held by the Fund.

6. Shares of Beneficial Interest(+)

Transactions in shares of beneficial interest were as follows:

                                                        FOR THE SIX                     FOR THE YEAR
                                                        MONTHS ENDED                        ENDED
                                                      JANUARY 31, 2004                  JULY 31, 2003
                                                  ------------------------       ---------------------------
                                                        (unaudited)
                                                    SHARES       AMOUNT            SHARES         AMOUNT
                                                  ----------   -----------       -----------   -------------
CLASS A SHARES
Sold............................................   1,526,880   $26,025,146         2,187,892   $  29,311,549
Redeemed........................................    (478,067)   (8,195,093)       (1,738,951)    (22,904,270)
                                                  ----------   -----------       -----------   -------------
Net increase - Class A..........................   1,048,813    17,830,053           448,941       6,407,279
                                                  ----------   -----------       -----------   -------------
CLASS B SHARES
Sold............................................   3,900,237    62,296,226         3,850,594      50,738,185
Redeemed........................................  (3,914,867)  (63,076,612)      (15,047,200)   (188,356,421)
                                                  ----------   -----------       -----------   -------------
Net decrease - Class B..........................     (14,630)     (780,386)      (11,196,606)   (137,618,236)
                                                  ----------   -----------       -----------   -------------
CLASS C SHARES
Sold............................................     457,816     7,331,221           403,998       5,264,614
Redeemed........................................    (321,709)   (5,196,920)       (1,026,280)    (13,024,634)
                                                  ----------   -----------       -----------   -------------
Net increase (decrease) - Class C...............     136,107     2,134,301          (622,282)     (7,760,020)
                                                  ----------   -----------       -----------   -------------
CLASS D SHARES
Sold............................................   3,723,298    63,748,059         3,204,674      44,039,985
Redeemed........................................    (934,090)  (16,235,831)       (2,440,866)    (32,403,635)
                                                  ----------   -----------       -----------   -------------
Net increase - Class D..........................   2,789,208    47,512,228           763,808      11,636,350
                                                  ----------   -----------       -----------   -------------
Net increase (decrease) in Fund.................   3,959,498   $66,696,196       (10,606,139)  $(127,334,627)
                                                  ==========   ===========       ===========   =============

---------------------
+ On April 5, 2002, upon the attainment of $1 billion in net assets, the Fund suspended the offering of its shares to new investors. On November 4, 2002, the Fund recommenced offering its shares to new investors.

  On March 12, 2004, the Fund will again suspend the offering of its shares to new investors. The Fund may recommence offering its shares to new investors at such time as the Investment Manager determines that it would be consistent with prudent portfolio management to do so.

Morgan Stanley Special Value Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                             FOR THE SIX                         FOR THE YEAR ENDED JULY 31
                                             MONTHS ENDED        -----------------------------------------------------------
                                           JANUARY 31, 2004       2003         2002         2001         2000         1999
                                           ----------------      -------      -------      -------      -------      -------
                                             (unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period.....        $15.51           $13.56       $15.67       $11.79       $10.89       $11.68
                                                 ------           ------       ------       ------       ------       ------
Income (loss) from investment operations:
    Net investment income (loss)++.......         (0.02)           (0.02)        0.01         0.13         0.08         0.06
    Net realized and unrealized gain
    (loss)...............................          3.06             1.97        (1.76)        3.75         0.83         0.38
                                                 ------           ------       ------       ------       ------       ------
Total income (loss) from investment
 operations..............................          3.04             1.95        (1.75)        3.88         0.91         0.44
                                                 ------           ------       ------       ------       ------       ------
Less dividends and distributions from:
    Net investment income................            --               --        (0.06)          --           --           --
    Net realized gain....................            --               --        (0.30)          --        (0.01)       (1.23)
                                                 ------           ------       ------       ------       ------       ------
Total dividends and distributions........            --               --        (0.36)          --        (0.01)       (1.23)
                                                 ------           ------       ------       ------       ------       ------
Net asset value, end of period...........        $18.55           $15.51       $13.56       $15.67       $11.79       $10.89
                                                 ======           ======       ======       ======       ======       ======
Total Return+............................         19.60 %(1)       14.38%      (11.43)%      32.91%        8.32%        4.94%
Ratios to Average Net Assets(3):
Expenses.................................          1.24 %(2)        1.25%        1.19%        1.18%        1.23%        1.22%
Net investment income (loss).............         (0.22)%(2)       (0.11)%       0.12%        0.87%        0.75%        0.59%
Supplemental Data:
Net assets, end of period, in
 thousands...............................      $104,461          $71,088      $56,064      $23,532       $7,105       $6,689
Portfolio turnover rate..................            24 %(1)          47%          72%          85%          69%          74%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

16
                       See Notes to Financial Statements

Morgan Stanley Special Value Fund
FINANCIAL HIGHLIGHTS continued

                                    FOR THE SIX                                  FOR THE YEAR ENDED JULY 31
                                    MONTHS ENDED            ---------------------------------------------------------------------
                                  JANUARY 31, 2004            2003           2002           2001           2000           1999
                                  ----------------          ---------      ---------      ---------      ---------      ---------
                                    (unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of
 period.........................        $14.84                $13.08         $15.18         $11.51         $10.71         $11.59
                                        ------                ------         ------         ------         ------         ------
Income (loss) from investment
 operations:
    Net investment income
     (loss)++...................         (0.08)                (0.11)         (0.09)          0.01             --          (0.02)
    Net realized and unrealized
     gain (loss)................          2.92                  1.87          (1.71)          3.66           0.81           0.37
                                        ------                ------         ------         ------         ------         ------
Total income (loss) from
 investment operations..........          2.84                  1.76          (1.80)          3.67           0.81           0.35
                                        ------                ------         ------         ------         ------         ------
Less distributions from net
 realized gain..................            --                    --          (0.30)            --          (0.01)         (1.23)
                                        ------                ------         ------         ------         ------         ------
Net asset value, end of
 period.........................        $17.68                $14.84         $13.08         $15.18         $11.51         $10.71
                                        ======                ======         ======         ======         ======         ======
Total Return+...................         19.14 %(1)            13.46%        (12.08)%        31.89%          7.53%          4.14%
Ratios to Average Net Assets(3):
Expenses........................          1.99 %(2)             2.04%          1.95%          1.94%          2.00%          1.99%
Net investment income (loss)....         (0.97)%(2)            (0.90)%        (0.64)%         0.11%         (0.02)%        (0.18)%
Supplemental Data:
Net assets, end of period, in
 thousands......................      $595,529              $500,124       $587,241       $474,538       $202,446       $269,916
Portfolio turnover rate.........            24 %(1)               47%            72%            85%            69%            74%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
    + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                              17
                       See Notes to Financial Statements

Morgan Stanley Special Value Fund
FINANCIAL HIGHLIGHTS continued

                                               FOR THE SIX                        FOR THE YEAR ENDED JULY 31
                                               MONTHS ENDED        ---------------------------------------------------------
                                             JANUARY 31, 2004       2003         2002         2001         2000        1999
                                             ----------------      -------      -------      -------      ------      ------
                                               (unaudited)

Class C Shares
Selected Per Share Data:

Net asset value, beginning of period.......        $14.84           $13.08       $15.20       $11.52      $10.72      $11.59
                                                   ------           ------       ------       ------      ------      ------

Income (loss) from investment operations:
    Net investment income (loss)++.........         (0.08)           (0.12)       (0.10)        0.03          --       (0.01)
    Net realized and unrealized gain
     (loss)................................          2.91             1.88        (1.69)        3.65        0.81        0.37
                                                   ------           ------       ------       ------      ------      ------

Total income (loss) from investment
 operations................................          2.83             1.76        (1.79)        3.68        0.81        0.36
                                                   ------           ------       ------       ------      ------      ------

Less dividends and distributions from:
    Net investment income..................            --               --        (0.03)          --          --          --
    Net realized gain......................            --               --        (0.30)          --       (0.01)      (1.23)
                                                   ------           ------       ------       ------      ------      ------

Total dividends and distributions..........            --               --        (0.33)          --       (0.01)      (1.23)
                                                   ------           ------       ------       ------      ------      ------

Net asset value, end of period.............        $17.67           $14.84       $13.08       $15.20      $11.52      $10.72
                                                   ======           ======       ======       ======      ======      ======

Total Return+..............................         19.07 %(1)       13.46%      (12.03)%      31.94%       7.52%       4.24%

Ratios to Average Net Assets(3):
Expenses...................................          1.99 %(2)        2.04%        1.95%        1.92%       1.98%       1.88%

Net investment income (loss)...............         (0.97)%(2)       (0.90)%      (0.64)%       0.13%       0.00%      (0.07)%

Supplemental Data:
Net assets, end of period, in thousands....       $47,024          $37,454      $41,147      $21,280      $4,905      $4,962

Portfolio turnover rate....................            24 %(1)          47%          72%          85%         69%         74%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
    + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

18
                       See Notes to Financial Statements

Morgan Stanley Special Value Fund
FINANCIAL HIGHLIGHTS continued

                                           FOR THE SIX                          FOR THE YEAR ENDED JULY 31
                                           MONTHS ENDED        -------------------------------------------------------------
                                         JANUARY 31, 2004        2003          2002         2001         2000         1999
                                         ----------------      --------      --------      -------      -------      -------
                                           (unaudited)

Class D Shares
Selected Per Share Data:

Net asset value, beginning of period...        $15.72            $13.72        $15.81       $11.87       $10.94       $11.71
                                               ------            ------        ------       ------       ------       ------

Income (loss) from investment
 operations:
    Net investment income++............          0.00              0.01          0.05         0.23         0.09         0.09
    Net realized and unrealized gain
     (loss)............................          3.10              1.99         (1.77)        3.71         0.85         0.37
                                               ------            ------        ------       ------       ------       ------

Total income (loss) from investment
 operations............................          3.10              2.00         (1.72)        3.94         0.94         0.46
                                               ------            ------        ------       ------       ------       ------

Less dividends and distributions from:
    Net investment income..............            --                --         (0.07)          --           --        --
    Net realized gain..................            --                --         (0.30)          --        (0.01)       (1.23)
                                               ------            ------        ------       ------       ------       ------

Total dividends and distributions......            --                --         (0.37)          --        (0.01)       (1.23)
                                               ------            ------        ------       ------       ------       ------

Net asset value, end of period.........        $18.82            $15.72        $13.72       $15.81       $11.87       $10.94
                                               ======            ======        ======       ======       ======       ======

Total Return+..........................         19.72%(1)         14.58%       (11.20)%      33.28%        8.56%        5.11%

Ratios to Average Net Assets(3):
Expenses...............................          0.99%(2)          1.04%         0.95%        0.94%        1.00%        0.99%

Net investment income..................          0.03%(2)          0.10%         0.36%        1.11%        0.98%        0.82%

Supplemental Data:
Net assets, end of period, in
 thousands.............................      $208,975          $130,693      $103,561      $26,629       $1,875       $1,268

Portfolio turnover rate................            24%(1)            47%           72%          85%          69%          74%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
    + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                              19
                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Special Value
Fund

Semiannual Report
January 31, 2004

[MORGAN STANLEY LOGO]

                                                    38424RPT-00-13916C04-AP-3/04

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

         There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Special Value Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 19, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 19, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 19, 2004

                                       3